Document And Entity Information	Feb. 14, 2025
Document Information [Line Items]
Entity, Registrant Name	Windtree Therapeutics, Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Feb. 14, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39290
Entity, Tax Identification Number	94-3171943
Entity, Address, Address Line One	2600 Kelly Road, Suite 100
Entity, Address, City or Town	Warrington
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	18976
City Area Code	215
Local Phone Number	488-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WINT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000946486